Operating and Direct Financing Leases (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts

As at December 31, 2015, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

	Head Lease	Sublease
Year	Receipts (1)	Payments(1)(2)
2016	21,242	24,113
2017	21,242	24,113
2018	21,242	24,113
2019	21,242	24,113
2020	21,242	24,113
Thereafter	175,337	199,072

Total	$281,547	$319,637

(1)

The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2015, the Teekay Tangguh Subsidiary had received $228.8 million of aggregate Head Lease receipts and had paid $163.7 million of aggregate Sublease payments. The portion of the Head Lease receipts that have not been recognized into earnings, is deferred and amortized on a straight line basis over the lease terms and, as at December 31, 2015, $3.8 million and $40.4 million of Head Lease receipts had been deferred and included in accrued liabilities and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.

(2)	The amount of payments under the Subleases is updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investments in Direct Financing Leases

The following table lists the components of the net investments in direct financing leases:

	December 31,	December 31,
	2015	2014
	$	$
Total minimum lease payments to be received	855,655	936,164
Estimated unguaranteed residual value of leased properties	203,465	203,465
Initial direct costs and other	428	461
Less unearned revenue	(375,419)	(435,137)

Total	684,129	704,953
Less current portion	(26,542)	(20,823)

Long-term portion	657,587	684,130